Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Debt Outstanding [Line Items]
2012	$ 33,347	¥ 2,772,827
2013	22,063	1,834,556
2014	18,312	1,522,659
2015	10,825	900,120
2016	$ 13,307	¥ 1,106,492